Commitments - Capital commitments (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
Property, plant and equipment
Capital commitments
Capital commitments	£ 454,000	£ 13,262,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0